Abacus Settlements LLC - SEGMENT REPORTING	12 Months Ended
Dec. 31, 2023
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
SEGMENT REPORTING	SEGMENT REPORTING
Segment Information—The Business Combination that took place on June 30, 2023, where ERES, LMA and Abacus Settlements consummated the combining of the Companies, triggered a re-organization of Abacus Life Inc., where the legacy Abacus Settlements business and legacy LMA business would both operate under Abacus Life, Inc. subsequent to the Business Combination date. Abacus Settlement’s historically had one operating segment one reportable segment, Originations. LMA historically had two operating segments, (1) Portfolio Servicing and (2) Active Management. As the Business Combination did not occur until the last day of the second quarter, income activity related to Abacus Settlements had not yet been reported by Abacus Life, Inc. as the businesses did not begin operating as a combined Company until July 1, 2023. As such, beginning in the third quarter, the Company now organizes its business into three reportable segments (1) Portfolio Servicing, (2) Active Management and (3) Originations, which all generate revenue and incur expenses in different manners.
This segment structure reflects the financial information and reports used by the Company’s management, specifically its chief operating decision maker (CODM), to make decisions regarding the Company’s business, including resource allocations and performance assessments, as well as the current operating focus in compliance with ASC 280, Segment Reporting. The Company’s CODM is the President and Chief Executive Officer. The Company’s reportable segments are not aggregated.
The Portfolio Servicing segment generates revenues by providing policy services to customers on a contract basis.
The Active Management segment generates revenues by buying, selling, and trading policies and maintaining policies until receipt of death benefits.
The Originations segment generates revenue by originating life insurance policy settlements between investors or buyers, and the sellers, who is often the original policy owner. The policies are purchased from owners or other providers through advisors, brokers or directly through the owner.
The Company’s method for measuring profitability on a reportable segment basis is gross profit. The CODM does not review disaggregated assets by segment.
Revenue related to the Company’s reporting segments is as follows:

	Years Ended December 31,
	2023	2022
Portfolio servicing	$1,002,174	$1,470,972
Active management	61,195,377	43,242,580
Originations	19,247,972	—
Segment revenue (including inter-segment)	81,445,523	44,713,552
Intersegment elimination	(15,044,072)	—
Total revenue	$66,401,451	$44,713,552
Information related to the Company’s reporting segments for the years ended December 31, 2023 and 2022 is as follows:

	Years Ended December 31,
	2023	2022
Portfolio servicing	$278,115	$300,235
Active management	59,020,991	38,528,648
Originations	611,968	—
Total gross profit	59,911,074	38,828,883
Sales and marketing	(4,905,747)	(2,596,140)
General, administrative and other (including stock-based compensation)	(26,482,571)	(1,426,865)
Depreciation and amortization expense	(3,409,928)	(4,282)
Other (expense) income	(146,443)	(347,013)
Loss on change in fair value of warrant liability	(4,204,360)	—
Interest expense	(9,866,821)	(42,798)
Interest income	594,764	1,474
Gain (Loss) on change in fair value of debt	(2,356,058)	(90,719)
Unrealized (loss) gain on investments	1,369,112	(1,045,623)
Provision for income taxes	(1,468,535)	(889,943)
Less: Net gain (loss) attributable to non-controlling interests	482,139	(704,699)
Net income attributable to Abacus Life, Inc.	$9,516,626	$31,682,275
Segment gross profit is defined as revenues less cost of revenue, excluding depreciation and amortization. Expenses below the gross profit line are not allocated across operating segments, as they relate primarily to the overall management of the consolidated entity.
As of December 31, 2023 and 2022, our operations are confined to the United States.

Abacus Settlements, LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
SEGMENT REPORTING	SEGMENT REPORTING
Operating as a centrally led life insurance policy intermediary, Abacus’ president and chief executive officer is the chief operating decision maker who allocates resources and assesses financial performance based on financial information presented for Abacus as a whole. As a result of this management approach, Abacus is organized as a single operating segment.